Distribution Date:	02/16/24	WFRBS Commercial Mortgage Trust 2014-LC14
Determination Date:	02/12/24
Next Distribution Date:	03/15/24
Record Date:	01/31/24	Commercial Mortgage Pass-Through Certificates
Series 2014-LC14

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra	cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations	REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	9-13		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	14	Operating Advisor	BellOak, LLC
Mortgage Loan Detail (Part 2)	15		Attention: Reporting	Reporting@belloakadvisors.com
Principal Prepayment Detail	16		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	18		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	19			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	20
		Trustee	Deutsche Bank Trust Company Americas
Specially Serviced Loan Detail - Part 2	21-22		Karlene Benvenuto	karlene.benvenuto@db.com
Modified Loan Detail	23		1761 East St. Andrew Place | Santa Ana, CA 92705 | United States
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	96221TAA5	1.193000%	66,263,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	96221TAB3	2.862000%	189,675,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FL	96221TBC0	6.227000%	80,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FX	96221TBE6	3.567000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	96221TAD9	3.766000%	175,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	96221TAE7	4.045000%	278,492,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	96221TAF4	3.522000%	89,487,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	96221TAG2	4.351000%	95,739,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	22.38%
B	96221TAK3	4.907000%	81,614,000.00	58,485,723.67	58,485,723.67	239,157.87	0.00	0.00	58,724,881.54	0.00	0.00%	15.88%
C	96221TAL1	4.344000%	47,085,000.00	47,085,000.00	36,344,991.63	170,447.70	0.00	0.00	36,515,439.33	10,740,008.37	93.02%	12.13%
D	96221TAQ0	4.586000%	64,349,000.00	64,349,000.00	0.00	245,920.43	0.00	0.00	245,920.43	64,349,000.00	51.21%	7.00%
E	96221TAS6	3.500000%	21,973,000.00	21,973,000.00	0.00	64,087.92	0.00	0.00	64,087.92	21,973,000.00	36.93%	5.25%
F	96221TAU1	3.500000%	12,556,000.00	12,556,000.00	0.00	36,621.67	0.00	0.00	36,621.67	12,556,000.00	28.77%	4.25%
G	96221TAW7	3.500000%	53,363,034.00	44,285,809.45	0.00	106,839.77	0.00	0.00	106,839.77	44,285,809.45	0.00%	0.00%
V	96221TAZ0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	96221TBA4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,255,596,036.01	248,734,533.12	94,830,715.30	863,075.36	0.00	0.00	95,693,790.66	153,903,817.82

X-A	96221TAH0	5.130520%	974,656,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	96221TAJ6	0.501092%	193,048,000.00	169,919,723.67	0.00	70,954.51	0.00	0.00	70,954.51	75,089,008.37
X-C	96221TAN7	1.630520%	87,892,034.00	78,814,809.45	0.00	107,090.97	0.00	0.00	107,090.97	78,814,809.45
Notional SubTotal			1,255,596,034.00	248,734,533.12	0.00	178,045.48	0.00	0.00	178,045.48	153,903,817.82

Deal Distribution Total					94,830,715.30	1,041,120.84	0.00	0.00	95,871,836.14

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 4.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	96221TAA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	96221TAB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FL	96221TBC0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FX	96221TBE6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	96221TAD9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	96221TAE7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	96221TAF4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	96221TAG2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	96221TAK3	716.61386122	716.61386122	2.93035349	0.00000000	0.00000000	0.00000000	0.00000000	719.54421472	0.00000000
C	96221TAL1	1,000.00000000	771.90170182	3.62000000	0.00000000	0.00000000	0.00000000	0.00000000	775.52170182	228.09829818
D	96221TAQ0	1,000.00000000	0.00000000	3.82166669	0.00000000	0.00000000	0.00000000	0.00000000	3.82166669	1,000.00000000
E	96221TAS6	1,000.00000000	0.00000000	2.91666682	0.00000000	0.00000000	0.00000000	0.00000000	2.91666682	1,000.00000000
F	96221TAU1	1,000.00000000	0.00000000	2.91666693	0.00000000	0.00000000	0.00000000	0.00000000	2.91666693	1,000.00000000
G	96221TAW7	829.89676805	0.00000000	2.00213073	0.41840143	33.74356526	0.00000000	0.00000000	2.00213073	829.89676805
V	96221TAZ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	96221TBA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	96221TAH0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	96221TAJ6	880.19416762	0.00000000	0.36754854	0.00000000	0.00000000	0.00000000	0.00000000	0.36754854	388.96548200
X-C	96221TAN7	896.72301189	0.00000000	1.21843773	0.00000000	0.00000000	0.00000000	0.00000000	1.21843773	896.72301189

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FL	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	01/01/24 - 01/30/24	30	0.00	70,954.51	0.00	70,954.51	0.00	0.00	0.00	70,954.51	0.00
X-C	01/01/24 - 01/30/24	30	0.00	107,090.97	0.00	107,090.97	0.00	0.00	0.00	107,090.97	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	01/01/24 - 01/30/24	30	0.00	239,157.87	0.00	239,157.87	0.00	0.00	0.00	239,157.87	0.00
C	01/01/24 - 01/30/24	30	0.00	170,447.70	0.00	170,447.70	0.00	0.00	0.00	170,447.70	0.00
D	01/01/24 - 01/30/24	30	0.00	245,920.43	0.00	245,920.43	0.00	0.00	0.00	245,920.43	0.00
E	01/01/24 - 01/30/24	30	0.00	64,087.92	0.00	64,087.92	0.00	0.00	0.00	64,087.92	0.00
F	01/01/24 - 01/30/24	30	0.00	36,621.67	0.00	36,621.67	0.00	0.00	0.00	36,621.67	0.00
G	01/01/24 - 01/30/24	30	1,778,331.85	129,166.94	0.00	129,166.94	22,327.17	0.00	0.00	106,839.77	1,800,659.02
Totals			1,778,331.85	1,063,448.01	0.00	1,063,448.01	22,327.17	0.00	0.00	1,041,120.84	1,800,659.02

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	96221TAG2	N/A	95,739,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	96221TAK3	4.907000%	81,614,000.00	58,485,723.67	58,485,723.67	239,157.87	0.00	0.00	58,724,881.54	0.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	96221TAL1	4.344000%	47,085,000.00	47,085,000.00	36,344,991.63	170,447.70	0.00	0.00	36,515,439.33	10,740,008.37
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			224,438,000.03	105,570,723.67	94,830,715.30	409,605.57	0.00	0.00	95,240,320.87	10,740,008.37

Exchangeable Certificate Details
PEX	96221TAM9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 27

	Additional Information
Total Available Distribution Amount (1)	95,871,836.14
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,104,712.63	Master Servicing Fee	4,670.45
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	685.40
Interest Adjustments	0.00	Trustee Fee	85.68
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	107.09
ARD Interest	0.00	Trust Advisor Fee	267.74
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,104,712.63	Total Fees	5,816.36

Principal		Expenses/Reimbursements
Scheduled Principal	89,467,467.56	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	344.44
Principal Prepayments	5,363,247.74	Special Servicing Fees (Monthly)	21,982.73
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	94,830,715.30	Total Expenses/Reimbursements	22,327.17

		Interest Reserve Deposit	35,448.27

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,041,120.84
Excess Liquidation Proceeds	0.00	Principal Distribution	94,830,715.30
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	95,871,836.14
Total Funds Collected	95,935,427.93	Total Funds Distributed	95,935,427.94

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	248,734,533.12	248,734,533.12	Beginning Certificate Balance	248,734,533.12
(-) Scheduled Principal Collections	89,467,467.56	89,467,467.56	(-) Principal Distributions	94,830,715.30
(-) Unscheduled Principal Collections	5,363,247.74	5,363,247.74	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	153,903,817.82	153,903,817.82	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	249,039,648.37	249,039,648.37	Ending Certificate Balance	153,903,817.82
Ending Actual Collateral Balance	154,348,862.40	154,348,862.40

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.13%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
2,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.20 or less	5	124,193,716.94	80.70%	(1)	5.2423	0.727976
2,000,001 to 3,000,000	1	2,086,888.32	1.36%	5	5.5500	1.660000	1.21 to 1.30	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31 to 1.40	1	17,705,622.84	11.50%	(2)	5.1680	1.350000
4,000,001 to 5,000,000	1	4,382,768.25	2.85%	0	5.0200	1.870000	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 6,000,000	1	5,534,821.47	3.60%	(1)	5.2100	1.550000	1.51 to 1.60	1	5,534,821.47	3.60%	(1)	5.2100	1.550000
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	1	2,086,888.32	1.36%	5	5.5500	1.660000
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	1	4,382,768.25	2.85%	0	5.0200	1.870000
9,000,001 to 10,000,000	1	9,562,459.95	6.21%	(1)	5.4260	1.030000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	2	34,130,910.72	22.18%	(1)	5.2796	1.167127	2.26 to 2.75	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	1	22,682,808.52	14.74%	(3)	5.2940	1.160000	2.76 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 50,000,000	2	75,523,160.59	49.07%	(1)	5.1693	0.507342	3.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	9	153,903,817.82	100.00%	(1)	5.2305	0.874258
70,000,001 to 80,000,000	0	0.00	0.00%	0	0.0000	0.000000
80,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	9	153,903,817.82	100.00%	(1)	5.2305	0.874258
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	3	3,996,015.30	2.60%	0	5.4000	0.970000
							Lodging	1	9,562,459.95	6.21%	(1)	5.4260	1.030000
California	1	2,086,888.32	1.36%	5	5.5500	1.660000
							Mixed Use	1	17,705,622.84	11.50%	(2)	5.1680	1.350000
Indiana	2	3,621,388.86	2.35%	0	5.4000	0.970000
							Office	3	81,057,982.06	52.67%	(1)	5.1720	0.578537
Iowa	1	924,078.54	0.60%	0	5.4000	0.970000
							Other	1	2,086,888.32	1.36%	5	5.5500	1.660000
Michigan	1	636,864.94	0.41%	0	5.4000	0.970000
							Retail	14	43,490,864.65	28.26%	(2)	5.3064	1.159792
Minnesota	1	34,954,020.96	22.71%	(3)	5.1800	0.040000
							Totals	20	153,903,817.82	100.00%	(1)	5.2305	0.874258
Mississippi	1	2,497,509.56	1.62%	0	5.4000	0.970000

New York	1	17,705,622.84	11.50%	(2)	5.1680	1.350000

North Carolina	2	6,063,460.99	3.94%	(1)	5.2266	1.499433

Ohio	1	4,382,768.25	2.85%	0	5.0200	1.870000

Oklahoma	1	40,569,139.63	26.36%	0	5.1600	0.910000

Pennsylvania	1	22,682,808.52	14.74%	(3)	5.2940	1.160000

Tennessee	2	2,972,036.38	1.93%	0	5.4000	0.970000

Texas	2	10,811,214.73	7.02%	(1)	5.4230	1.023070

Totals	20	153,903,817.82	100.00%	(1)	5.2305	0.874258

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.500% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 4.000%	0	0.00	0.00%	0	0.0000	0.000000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	0	0.00	0.00%	0	0.0000	0.000000	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	0	0.00	0.00%	0	0.0000	0.000000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	9	153,903,817.82	100.00%	(1)	5.2305	0.874258
	4.751% to 5.000%	0	0.00	0.00%	0	0.0000	0.000000	Totals	9	153,903,817.82	100.00%	(1)	5.2305	0.874258
	5.001% to 5.250%	5	103,146,373.15	67.02%	(1)	5.1649	0.765838
	5.251% to 5.500%	3	48,670,556.35	31.62%	(2)	5.3557	1.070337
	5.501% to 5.750%	1	2,086,888.32	1.36%	5	5.5500	1.660000
	5.751% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	9	153,903,817.82	100.00%	(1)	5.2305	0.874258
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	9	153,903,817.82	100.00%	(1)	5.2305	0.874258	180 months or less	0	0.00	0.00%	0	0.0000	0.000000
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	181 months to 240 months	9	153,903,817.82	100.00%	(1)	5.2305	0.874258
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	9	153,903,817.82	100.00%	(1)	5.2305	0.874258	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	9	153,903,817.82	100.00%	(1)	5.2305	0.874258
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000			No outstanding loans in this group
	12 months or less	7	119,772,907.10	77.82%	(1)	5.2164	0.790800
	13 to 24 months	1	16,425,287.88	10.67%	0	5.4000	0.970000
	25 months or greater	1	17,705,622.84	11.50%	(2)	5.1680	1.350000
	Totals	9	153,903,817.82	100.00%	(1)	5.2305	0.874258
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
6	300571066	OF	Tulsa	OK	Actual/360	5.160%	180,565.06	68,157.28	0.00	N/A	02/06/24	--	40,637,296.91	40,569,139.63	01/06/24
7	440000336	Various Various		Various	Actual/360	5.012%	84,187.88	19,506,497.47	0.00	N/A	02/01/24	--	19,506,497.47	0.00	02/01/24
7A	400921129				Actual/360	5.012%	63,092.32	14,618,615.67	0.00	N/A	02/01/24	--	14,618,615.67	0.00	02/01/24
8	28000385	OF	Minneapolis	MN	Actual/360	5.180%	156,451.26	120,368.05	0.00	11/06/23	11/06/28	--	35,074,389.01	34,954,020.96	02/06/24
10	310921591	RT	Dallas	TX	Actual/360	4.970%	127,218.23	29,725,815.87	0.00	N/A	02/01/24	--	29,725,815.87	0.00	02/01/24
11	440000334	LO	Kahului	HI	Actual/360	5.131%	104,368.01	23,621,429.58	0.00	N/A	02/01/24	--	23,621,429.58	0.00	02/01/24
14	28000393	RT	Edwardsville	PA	Actual/360	5.294%	103,580.05	38,482.57	0.00	N/A	11/06/23	--	22,721,291.09	22,682,808.52	11/06/23
16	28000400	MU	New York	NY	Actual/360	5.168%	78,929.68	30,497.47	0.00	N/A	12/11/23	--	17,736,120.31	17,705,622.84	10/11/23
19	300571067	RT	Various	Various	Actual/360	5.400%	76,536.87	34,253.16	0.00	N/A	02/06/24	--	16,459,541.04	16,425,287.88	11/06/23
35	28000407	LO	Austin	TX	Actual/360	5.426%	44,772.93	19,989.88	0.00	N/A	01/06/24	--	9,582,449.83	9,562,459.95	01/06/24
50	28000399	RT	Mount Vernon	IL	Actual/360	5.201%	24,072.35	5,374,926.53	0.00	N/A	12/06/23	--	5,374,926.53	0.00	02/06/24
51	310922284	OF	Durham	NC	Actual/360	5.210%	24,876.98	10,168.23	0.00	N/A	01/01/24	--	5,544,989.70	5,534,821.47	01/01/24
57	310921079	RT	Mentor	OH	Actual/360	5.020%	18,978.82	7,654.39	0.00	N/A	02/01/24	--	4,390,422.64	4,382,768.25	02/01/24
67	670922062	98	Vallejo	CA	Actual/360	5.550%	9,994.04	4,279.21	0.00	N/A	07/01/24	--	2,091,167.53	2,086,888.32	02/01/24
69	400921128	RT	Bakersfield	CA	Actual/360	4.990%	7,088.15	1,649,579.94	0.00	N/A	02/01/24	--	1,649,579.94	0.00	02/01/24
Totals							1,104,712.63	94,830,715.30	0.00				248,734,533.12	153,903,817.82
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
6	3,247,133.00	1,644,000.00	01/01/23	06/30/23	--	0.00	0.00	248,022.48	248,022.48	0.00	0.00
7	3,652,246.97	2,912,996.16	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	1,663,000.00	269,772.16	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,517,767.84	2,593,900.37	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	1,920,489.37	1,124,010.19	01/01/23	06/30/23	01/11/24	75,842.12	688.88	141,222.19	424,335.68	0.00	0.00
16	1,910,441.00	0.00	--	--	02/12/24	0.00	0.00	109,039.99	436,493.45	178,619.22	0.00
19	1,788,134.53	1,117,883.48	01/01/22	09/30/22	--	0.00	0.00	110,430.73	331,527.06	0.00	0.00
35	1,091,715.00	732,909.25	01/01/23	09/30/23	10/11/23	0.00	0.00	64,597.78	64,597.78	0.00	0.00
50	600,234.44	315,756.84	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
51	781,115.64	529,906.21	01/01/23	09/30/23	--	0.00	0.00	34,949.71	34,949.71	0.00	0.00
57	600,447.46	476,199.36	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
67	285,796.07	212,952.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
69	365,403.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	21,423,924.60	11,930,286.02				75,842.12	688.88	708,262.88	1,539,926.16	178,619.22	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
50	28000399	5,363,247.74	Disposition	0.00	0.00
Totals		5,363,247.74		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	5,363,247.74	5.230453%	5.022120%	(1)
01/18/24	1	16,459,541.04	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	68,171,018.35	5.157676%	5.062338%	0
12/15/23	1	16,493,635.66	0	0.00	0	0.00	0	0.00	0	0.00	1	51,725,199.21	1	24,190,839.03	4	34,036,527.45	5.267111%	5.202406%	1
11/17/23	1	16,530,040.51	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5	25,295,387.35	5.305946%	5.029220%	2
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	7,244,962.62	5.290056%	5.210248%	3
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	18,435,666.29	5.287444%	5.241210%	4
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.296638%	5.251374%	5
07/17/23	1	17,921,317.81	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.285553%	5.240937%	5
06/16/23	1	17,953,425.54	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	4,416,950.62	5.285604%	5.240995%	6
05/17/23	0	0.00	1	3,220,351.97	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.285849%	5.241359%	7
04/17/23	1	3,227,136.91	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.285898%	5.233945%	8
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.285945%	5.235048%	9
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 17 of 27

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	300571066	01/06/24	0	5	248,022.48	248,022.48	0.00	40,637,296.91	04/27/18	4
14	28000393	11/06/23	2	5	141,222.19	424,335.68	450.00	22,801,070.92	11/21/23	11
16	28000400	10/11/23	3	5	109,039.99	436,493.45	185,219.22	17,829,336.99	10/31/23	13
19	300571067	11/06/23	2	5	110,430.73	331,527.06	0.00	16,530,040.51	10/16/23	13
35	28000407	01/06/24	0	5	64,597.78	64,597.78	24,850.00	9,582,449.83	07/13/20	11
51	310922284	01/01/24	0	5	34,949.71	34,949.71	0.00	5,544,989.71	01/04/24	4
Totals					708,262.88	1,539,926.16	210,519.22	112,925,184.87
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		116,862,909	4,382,768	112,480,140		0
0 - 6 Months		2,086,888	2,086,888	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		34,954,021	34,954,021	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-24	153,903,818	97,090,099	0	39,108,096	17,705,623	0
Jan-24	248,734,533	171,315,215	31,586,981	28,096,218	17,736,120	0
Dec-23	384,741,106	322,334,836	16,493,636	28,146,152	17,766,483	0
Nov-23	548,888,951	532,358,910	16,530,041	0	0	0
Oct-23	602,365,979	602,365,979	0	0	0	0
Sep-23	701,143,892	701,143,892	0	0	0	0
Aug-23	736,581,514	736,581,514	0	0	0	0
Jul-23	762,650,815	744,729,498	17,921,318	0	0	0
Jun-23	764,379,706	746,426,280	17,953,426	0	0	0
May-23	770,414,906	767,194,554	0	3,220,352	0	0
Apr-23	772,138,650	768,911,513	3,227,137	0	0	0
Mar-23	773,741,693	773,741,693	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	300571066	40,569,139.63	40,637,296.91	63,000,000.00	12/16/13	1,359,377.50	0.91000	06/30/23	02/06/24	239
14	28000393	22,682,808.52	22,801,070.92	23,900,000.00	12/29/23	988,003.69	1.16000	06/30/23	11/06/23	239
16	28000400	17,705,622.84	17,829,336.99	20,800,000.00	01/01/24	1,771,664.00	1.35000	12/31/17	12/11/23	239
19	300571067	16,425,287.88	16,530,040.51	26,340,000.00	--	970,341.98	0.97000	09/30/22	02/06/24	239
35	28000407	9,562,459.95	9,582,449.83	15,500,000.00	09/13/23	598,570.00	1.03000	09/30/23	01/06/24	238
50	28000399	0.00	-	9,900,000.00	01/20/24	261,822.84	0.81000	09/30/23	12/06/23	237
51	310922284	5,534,821.47	5,544,989.71	8,550,000.00	11/06/13	490,155.46	1.55000	09/30/23	01/01/24	239
Totals		112,480,140.29	112,925,184.87	167,990,000.00		6,439,935.47

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 27

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
6	300571066	OF	OK	04/27/18	4

The loan transferred to Special Servicing on 4/27/18 for Imminent Monetary Default due to a large tenant (Bank of Oklahoma) vacating, causing DSCR to drop below 1.0x. The Loan is in cash management and is payment current. The property has benefitted from positive leasing activity and DSCR is over 1.0x. Borrower engaged a representative in 1/2023. Special Servicer continues to monitor property performance and leasing activity and is evaluating an extension request.

14	28000393	RT	PA	11/21/23	11

The Loan transferred to Special Servicing for Payment Default at maturity. Borrower is looking at options to pay off the loan in next 60 days but has no finalized contracts at this time. Lease approval submitted.

16	28000400	MU	NY	10/31/23	13

The loan matured in December 2023. A Pre-Negotiation Letter has been executed and Special Servicer sent a reservation of rights letter regarding loan maturity. Discussions are ongoing with the Borrower regarding a potential forbearance

	agreement.

19	300571067	RT	Various	10/16/23	13

Loan transferred due to imminent monetary default. Pre-Negotiation agreement has been sent for review / execution. Special Servicer is evaluating all options. Held several discussions with SEC court-appointed receiver. Negotiations ongoing

	while concentrating on asset stabilization.

35	28000407	LO	TX	07/13/20	11

The Loan transferred for Imminent Monetary Default at Borrower's request as a result of the Covid-19 pandemic. Borrower and Lender executed a forbearance agreement effective 10/29/21. The forbearance agreement has been completed.

Special Servicer is working with Borrower to set up appropriate Cash Management accounts. Loan is in Maturity default. Borrower indicated they are working on refinancing the Loan. Special servicer is dual tracking the payoff of the loan and

	exercising remedies.

50	28000399	RT	IL	11/15/23	11
	The loan transferred in 11/2023 due to IMD. The loan matured on 12/6/2023. Special Servicer is evaluating next steps.

© 2021 Computershare. All rights reserved. Confidential.						Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
51	310922284	OF	NC	01/04/24	4
The Loan transferred to special servicing on 1/4/2024 due to payment default. A PNL was sent and executed by the Borrower. Special Servicer is currently evaluating the loan and collateral.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	28000410	0.00	5.72430%	0.00	5.72430%	8	11/09/23	11/09/23	--
19	300571067	17,875,589.95	5.40000%	17,847,921.41	5.40000%		08/11/20	06/06/20	07/07/20
19	300571067	0.00	5.40000%	0.00	5.40000%	10	07/07/20	06/06/20	08/11/20
35	28000407	0.00	5.42600%	0.00	5.42600%	10	09/06/21	04/06/20	--
37	310920743	0.00	5.45000%	0.00	5.45000%	10	07/30/20	06/01/20	09/11/20
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
2	28000410	01/18/24	51,725,199.21	165,000,000.00	52,261,792.19	536,592.98	52,261,792.19	51,725,199.21	0.00	0.00	0.00	0.00	0.00%
33	28000404	01/17/20	8,900,250.85	8,800,000.00	9,351,153.63	2,996,958.14	9,351,153.63	6,354,195.49	2,546,055.36	0.00	180,758.59	2,365,296.77	18.19%
41	300571068	06/17/20	7,506,702.07	5,100,000.00	3,223,702.36	580,457.94	3,223,702.36	2,643,244.42	4,863,457.65	0.00	(72,802.85)	4,936,260.50	57.39%
50	28000399	02/16/24	5,374,926.53	9,900,000.00	5,667,731.08	173,150.88	5,667,731.08	5,494,580.20	0.00	0.00	0.00	0.00	0.00%
59	28000411	01/17/20	4,145,897.56	3,000,000.00	3,094,327.88	725,044.67	3,094,327.88	2,369,283.21	1,776,614.35	0.00	6,877.32	1,769,737.03	37.65%
Current Period Totals			5,374,926.53	9,900,000.00	5,667,731.08	173,150.88	5,667,731.08	5,494,580.20	0.00	0.00	0.00	0.00
Cumulative Totals			77,652,976.22	191,800,000.00	73,598,707.14	5,012,204.61	73,598,707.14	68,586,502.53	9,186,127.36	0.00	114,833.06	9,071,294.30

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
2	28000410	01/18/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
33	28000404	07/17/23	0.00	0.00	2,365,296.77	0.00	0.00	(1,648.35)	0.00	0.00	2,365,296.77
		08/17/22	0.00	0.00	2,366,945.12	0.00	0.00	(495.44)	0.00	0.00
		05/15/20	0.00	0.00	2,367,440.56	0.00	0.00	(178,614.80)	0.00	0.00
		01/17/20	0.00	0.00	2,546,055.36	0.00	0.00	2,546,055.36	0.00	0.00
41	300571068	10/17/22	0.00	0.00	4,936,260.50	0.00	0.00	(1,551.24)	0.00	0.00	4,936,260.50
		04/16/21	0.00	0.00	4,937,811.74	0.00	0.00	41,698.75	0.00	0.00
		08/17/20	0.00	0.00	4,896,112.99	0.00	0.00	32,655.34	0.00	0.00
		06/17/20	0.00	0.00	4,863,457.65	0.00	0.00	4,863,457.65	0.00	0.00
50	28000399	02/16/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
59	28000411	12/15/23	0.00	0.00	1,769,737.03	0.00	0.00	51.00	0.00	0.00	1,775,667.43
		07/17/23	0.00	0.00	1,769,686.03	0.00	0.00	(997.92)	0.00	0.00
		08/17/22	0.00	0.00	1,770,683.95	0.00	(1,000.00)	0.00	0.00	0.00
		12/17/21	0.00	0.00	1,771,683.95	0.00	(4,930.40)	0.00	0.00	0.00
		01/17/20	0.00	0.00	1,776,614.35	0.00	0.00	1,776,614.35	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	9,071,294.30	0.00	(5,930.40)	9,077,224.70	0.00	0.00	9,077,224.70

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	8,748.31	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	4,891.39	0.00	0.00	344.44	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	3,818.19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	3,543.37	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	2,062.89	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	(2,159.61)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	1,078.19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	21,982.73	0.00	0.00	344.44	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		22,327.17

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
Exchange of Exchangeable Certificates--November 2015

In November 2015 an exchange of exchangeable certificates took effect in which $112,219,000.00 of Class PEX was exchanged for $47,869,000.00 of Class A-S, $40,807,000.00 of Class B, and $23,543,000.00 of Class C.

© 2021 Computershare. All rights reserved. Confidential.	Page 27 of 27